Derivative Instruments - Narrative (Details) - tbtu	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nonmonetary Notional Amount	6,027	5,972	5,194
Liquefaction Supply Derivatives [Member] | Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract	15 years	15 years